REMUNERATION OF KEY PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2017
REMUNERATION OF KEY PERSONNEL
Schedule of remuneration to key management personnel (directors and advisers)
	12/31/2017	12/31/2016	12/31/2015
Short-term benefits to employees and managers	50,685	52,279	42,836
Benefits of termination of employment contract	3,626	—	—

	54,311	52,279	42,836